UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 7/31/13

Item 1. Schedule of Investments.

Franklin Real Estate Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Real Estate Securities Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 98.5%		
Consumer Discretionary 1.1%		
SPDR S&P Homebuilders ETF	170,300	$ 5,124,327
Diversified REITs 6.2%		
American Assets Trust Inc.	191,200	6,194,880
Liberty Property Trust	167,800	6,411,638
Vornado Realty Trust	199,745	16,940,373
		29,546,891
Hotels, Resorts & Cruise Lines 1.8%		
Starwood Hotels & Resorts Worldwide Inc.	126,000	8,334,900
Industrial REITs 6.0%		
Prologis Inc.	587,761	22,546,511
STAG Industrial Inc.	279,100	5,785,743
		28,332,254
Office REITs 14.2%		
Alexandria Real Estate Equities Inc.	46,100	3,157,850
Boston Properties Inc.	165,800	17,732,310
Brandywine Realty Trust	526,600	7,340,804
Coresite Realty Corp.	71,700	2,434,932
Digital Realty Trust Inc.	67,000	3,704,430
Douglas Emmett Inc.	240,500	6,014,905
Highwoods Properties Inc.	169,300	6,142,204
Kilroy Realty Corp.	165,900	8,683,206
SL Green Realty Corp.	135,200	12,255,880
		67,466,521
Residential REITs 15.9%		
Apartment Investment & Management Co., A	258,000	7,580,040
AvalonBay Communities Inc.	90,572	12,258,015
BRE Properties Inc.	80,600	4,276,636
Camden Property Trust	138,700	9,783,898
Campus Crest Communities Inc.	262,100	2,974,835
Equity Lifestyle Properties Inc.	136,200	5,242,338
Equity Residential	291,444	16,320,864
Essex Property Trust Inc.	56,100	9,048,369
Post Properties Inc.	99,500	4,628,740
UDR Inc.	140,262	3,512,160
		75,625,895
Retail REITs 27.5%		
CBL & Associates Properties Inc.	229,700	5,230,269
DDR Corp.	633,307	10,816,884
Federal Realty Investment Trust	39,300	4,139,469
General Growth Properties Inc.	513,800	10,656,212
Kimco Realty Corp.	580,500	13,090,275
The Macerich Co.	122,921	7,627,248
Ramco-Gershenson Properties Trust	238,000	3,686,620
Realty Income Corp.	106,400	4,618,824
Regency Centers Corp.	85,900	4,529,507
Simon Property Group Inc.	331,000	52,979,860
Tanger Factory Outlet Centers Inc.	147,500	4,783,425
Taubman Centers Inc.	41,400	3,031,308
Weingarten Realty Investors	163,100	5,108,292
		130,298,193
Specialized REITs 25.8%		
CubeSmart	277,300	4,492,260
Extra Space Storage Inc.	163,500	6,875,175
HCP Inc.	381,800	16,749,566
Health Care REIT Inc.	308,900	19,920,961

Franklin Real Estate Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Host Hotels & Resorts Inc.	932,700	16,658,022
Pebblebrook Hotel Trust	280,200	7,467,330
Public Storage	123,700	19,695,514
Sabra Health Care REIT Inc.	121,400	3,185,536
Senior Housing Properties Trust	96,300	2,421,945
[a]Sunstone Hotel Investors Inc.	320,800	4,151,152
Ventas Inc.	312,650	20,553,611
		122,171,072
Total Common Stocks and Other Equity Interests (Cost $307,856,373)		466,900,053
Short Term Investments (Cost $7,201,509) 1.5%		
Money Market Funds 1.5%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	7,201,509	7,201,509
Total Investments (Cost $315,057,882) 100.0%		474,101,562
Other Assets, less Liabilities 0.0%[†]		136,820
Net Assets 100.0%		$ 474,238,382

[†]Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
SPDR - S&P Depositary Receipt

Franklin Real Estate Securities Trust
Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$347,073,530
Unrealized appreciation	$128,471,882
Unrealized depreciation	(1,443,850)
Net unrealized appreciation (depreciation)	$127,028,032

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ Laura Fergerson
Laura F. Fergerson
Chief Executive Officer -

Finance and Administration
Date September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date September 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date September 26, 2013